Derivative instruments liabilities - Warrants (Details) - USD ($)	Sep. 30, 2016	Jul. 25, 2016	Jun. 09, 2016	Jan. 12, 2016	Dec. 31, 2015
Derivative instruments liabilities - Warrants
Warrants are tainted due to the convertible note issued in December, 2015			5,332,773		4,861,344
Warrants tainted reclassified from equity to derivative liabilities with a fair value	$ 1,240,161		$ 149,600		$ 205,526
Fair value of the warrants reclassified to equity				$ 142,803
The initial fair value of the of the embedded conversion option of exceeded the net proceeds received					224,068
Derivative loss created due to excess of initial fair value over the net proceeds received					$ 132,068
Fair value of the warrants reclassified to equity				$ 142,803
Fair value of the embedded conversion feature as a derivative liability recognized		$ 238,479	$ 136,276
Fair value of the embedded conversion feature recorded as a discount to the note		167,898
Fair value of the embedded conversion feature recorded as a day one derivative loss		$ 70,581